Leases - Sublease Termination - Additional Information (Details) $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		9 Months Ended		12 Months Ended
	Apr. 01, 2022 USD ($)	May 14, 2021 USD ($)	Nov. 30, 2018 Facility	Jan. 31, 2015 Facility	Sep. 30, 2021 USD ($) Facility	Jun. 30, 2021 USD ($) Facility	Mar. 31, 2022 USD ($)	Jun. 30, 2021 USD ($) Facility	Sep. 30, 2021 USD ($) Facility	Sep. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Oct. 01, 2021 USD ($)	Jan. 01, 2021 USD ($)
Lessee Lease Description [Line Items]
Number of facilities | Facility					24	24		24	24
Transition date								Jan. 01, 2021
Estimated allowance of rent receivable											$ 1,400
Estimated allowance on debt recovery					$ 100
Rent collected					$ 2,078	$ 1,702		$ 1,702	$ 2,078		$ 3,481
Rent arrears already collected									$ 1,500
Percentage of lease rent obligation								54.00%
Number of subleased facilities | Facility			5
Scenario Forecast
Lessee Lease Description [Line Items]
Percentage of incentive fee Target 2	15.00%						13.00%
Incentive fee Target 2	$ 125,000						$ 125,000
Management Agreement | Scenario Forecast
Lessee Lease Description [Line Items]
Monthly management fee equivalent percentage of adjusted net revenues	3.00%
Minimum expected monthly management fee	$ 30,000						$ 35,000
Percentage of incentive fee Target 1	1.00%						1.00%
Incentive fee Target 1	$ 105,000						$ 105,000
Wellington Lease Amendment
Lessee Lease Description [Line Items]
Number of facilities | Facility					2				2
Lease, expiration date				Aug. 31, 2027
Wellington Lease Termination
Lessee Lease Description [Line Items]
Transition date									Jan. 01, 2021
Bed taxes					$ 1,700	1,700		$ 1,700	$ 1,700			$ 1,700	$ 1,700
Percentage of anticipated annual revenue								23.00%			23.00%
Estimated allowance of rent receivable								$ 1,400			$ 1,400
Rent receivable						2,700		2,700			$ 2,700
Rent collected					3,300	3,200		3,200	3,300
Insurance refund								200	200
Bed taxes paid								1,000	1,000
Collection expenses paid								100	100
Rent arrears in doubtful not collected								1,300	1,200
Rent arrears already collected								1,400	1,500
Powder Springs
Lessee Lease Description [Line Items]
Variable rent recognized					$ 500	$ 100		500	1,000
Wellington Tenant
Lessee Lease Description [Line Items]
Cash rent		$ 1,000						$ 1,000	$ 1,500	$ 1,500
Georgia | Scenario Forecast
Lessee Lease Description [Line Items]
Number of facilities | Facility				8
Georgia | Lease Ending 2027
Lessee Lease Description [Line Items]
Number of facilities subleased | Facility					8				8